Other financial assets	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other financial assets	Other financial assets

(EUR thousand)	For the financial year ended March 31
Other financial assets	2025	2024
Collateral for lease and other agreements	10,738	11,828
Pledged asset for endowment insurance	2,751	2,512
Collateral for Bank Guarantees	1,847	1,560
Derivative financial instrument	2,888	—
Total	18,224	15,900
The collateral for lease and other agreements comprises mainly of deposits with lessors, tax authorities, merchants and other agreements. The fair value of other financial assets does not differ significantly from their book value.
The pledged asset for endowment insurance is related to agreements with two former employees in Sweden, within the framework of supplementary pensions for salaried employees secured by insurance policies with external providers and reported as defined contribution plan. The Group paid a lump sum to the insurance company and pledged it in its entirety for the benefit of the two employees; the asset is reported as a financial asset under other financial assets, whereas the corresponding commitment is reported as other non-current financial liability (refer to Note 27). The asset is remeasured at fair value, and these agreements do not meet the definition of a pension plan. Global Blue made no payments during the fiscal year ended March 31, 2025 and does not have any further payment obligations as the beneficiaries are only due the value of the pledged asset, for example if the value goes up they will receive more, if it goes down they will receive less.
The derivative financial instrument consists of the fair value of the interest rate cap contract (IRC) entered by the Group on December 9, 2024, for an underlying amount of EUR150.0 million and expiring in January 2027, in order to reduce its exposure to the EURIBOR volatility during the maturity period of the Term Loan. The Group assessed the IRC as a hedge instrument, and recognized the change in the fair value in other comprehensive income.